Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	nftii_SupplementTextBlock

ASG TACTICAL U.S. MARKET FUND

Supplement dated August 29, 2016 to the Prospectus and Statement of Additional Information of the ASG Tactical U.S. Market Fund (the "Fund"), each dated May 1, 2016, as may be revised and supplemented from time to time.

Active Investment Advisors, the division of NGAM Advisors, L.P. that is responsible for managing the equity securities portion of the Fund, changed its name to Active Index AdvisorsSM on August 29, 2016. Accordingly, effective immediately, each reference to Active Investment Advisors in the Fund's Prospectus and Statement of Additional Information is replaced with Active Index AdvisorsSM.

ASG Tactical U.S. Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nftii_SupplementTextBlock

ASG TACTICAL U.S. MARKET FUND

Supplement dated August 29, 2016 to the Prospectus and Statement of Additional Information of the ASG Tactical U.S. Market Fund (the "Fund"), each dated May 1, 2016, as may be revised and supplemented from time to time.

Active Investment Advisors, the division of NGAM Advisors, L.P. that is responsible for managing the equity securities portion of the Fund, changed its name to Active Index AdvisorsSM on August 29, 2016. Accordingly, effective immediately, each reference to Active Investment Advisors in the Fund's Prospectus and Statement of Additional Information is replaced with Active Index AdvisorsSM.